LEASES - Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lessee, Lease, Description [Line Items]
Total finance lease depreciation expense	$ 2,362	$ 2,414
Total rent expense - operating leases	27,980	28,015
Short-term rent expense	217	465
Interest expense - leases	3,146	3,513
Selling, general and administrative expense
Lessee, Lease, Description [Line Items]
Total finance lease depreciation expense	2,362	2,364
Total rent expense - operating leases	12,643	12,523
Cost of goods sold
Lessee, Lease, Description [Line Items]
Total finance lease depreciation expense	0	50
Total rent expense - operating leases	$ 15,337	$ 15,492